Current financial assets and Cash and cash equivalents - Summary of Main Inputs for the Valuation (Detail)	Jun. 30, 2022	Apr. 26, 2022
Date
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	June 30, 2022	April 26, 2022
Scenario
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	Conversion upon a financing	Conversion upon a SPAC transaction
Risk free rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	Reuters USD 3 months curves	Reuters USD 3 months curves
Stock volatility
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	59.7% (preferred shares)	75.6% (common shares)
Credit spread (sectorial spread curves)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	125 bps	1000 bps
Cytovia share price
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input liabilities description	5.04	5.79